Cost of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	$ 188,154	$ 179,611	$ 152,716
Acquisition of subsidiaries (Note 21)	44,131
Cost of production of manufactured products (Note 6)	1,224,574	1,346,503	1,040,021
Purchases	62,074	33,819	31,136
Agricultural produce	202,748	249,621	140,728
Transfer to raw material	(84,411)	(100,471)	(54,822)
Direct agricultural selling expenses	19,473	27,861	9,214
Tax recoveries	(50,555)	(56,361)	(25,767)
Changes in net realizable value of agricultural produce after harvest	6,439	(28,437)	1,838
Loss of idle capacity	17,912	4,918	3,861
Finished goods at end of period	(170,245)	(188,154)	(179,611)
Exchange differences	1,469	(12,833)	53,278
Cost of revenue	1,178,507	1,198,715	973,180
Changes in tax laws enacted, ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços)
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Tax recoveries		37,800
Changes in tax laws enacted, Programa de Integração Social (PIS) and Contribuição para o Financiamento da Seguridade Social (COFINS)
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Tax recoveries		18,500
Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	188,154
Finished goods at end of period	(170,245)	(188,154)
Cost of revenue	1,195,299	1,162,785	1,081,208
Farming | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	93,521
Finished goods at end of period	(75,372)	(93,521)
Cost of revenue	690,368	663,945	576,638
Fertilizers
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	0
Acquisition of subsidiaries (Note 21)	44,131
Purchases	0
Agricultural produce	0
Transfer to raw material	0
Direct agricultural selling expenses	0
Tax recoveries	0
Changes in net realizable value of agricultural produce after harvest	0
Loss of idle capacity	0
Finished goods at end of period	(33,416)	0
Exchange differences	0
Cost of revenue	22,184
Fertilizers | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at end of period	(33,416)
Cost of revenue	22,184
Sugar, Ethanol and Energy
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	94,633	126,971	88,693
Purchases	17,369	1,837	1,011
Agricultural produce	8,413	6,067	9,736
Transfer to raw material	0	0	0
Direct agricultural selling expenses	0	0	0
Tax recoveries	(50,555)	(56,361)	(25,767)
Changes in net realizable value of agricultural produce after harvest	(609)	554	(156)
Loss of idle capacity	17,912	4,918	3,861
Finished goods at end of period	(61,457)	(94,633)	(126,971)
Exchange differences	6,148	(33,689)	5,610
Cost of revenue	482,747	498,840	504,570
Sugar, Ethanol and Energy | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	94,633
Finished goods at end of period	(61,457)	(94,633)
Cost of revenue	482,747	498,840	504,570
Crops | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	40,345	33,407	37,539
Acquisition of subsidiaries (Note 21)	0
Purchases	37,490	24,015	4,361
Agricultural produce	174,944	220,471	115,893
Transfer to raw material	(74,151)	(102,773)	(49,108)
Direct agricultural selling expenses	19,473	27,861	9,214
Tax recoveries	0	0	0
Changes in net realizable value of agricultural produce after harvest	7,091	(22,436)	1,994
Loss of idle capacity	0	0	0
Finished goods at end of period	(38,211)	(40,345)	(33,407)
Exchange differences	(2,663)	18,312	10,307
Cost of revenue	231,429	226,333	143,879
Rice | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	32,623	9,306	13,659
Acquisition of subsidiaries (Note 21)	0
Purchases	3,847	1,128	22,594
Agricultural produce	44	0	18
Transfer to raw material	(10,260)	2,302	(5,714)
Direct agricultural selling expenses	0	0	0
Tax recoveries	0	0	0
Changes in net realizable value of agricultural produce after harvest	(43)	(6,555)	0
Loss of idle capacity	0	0	0
Finished goods at end of period	(18,740)	(32,623)	(9,306)
Exchange differences	(1,058)	3,003	25,378
Cost of revenue	191,870	218,295	170,258
Dairy | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	20,553	9,927	12,825
Acquisition of subsidiaries (Note 21)	0
Purchases	3,368	6,839	3,170
Agricultural produce	19,347	23,083	15,081
Transfer to raw material	0	0	0
Direct agricultural selling expenses	0	0	0
Tax recoveries	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Loss of idle capacity	0	0	0
Finished goods at end of period	(18,421)	(20,553)	(9,927)
Exchange differences	(958)	(459)	11,983
Cost of revenue	250,277	255,247	154,473
Corporate | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Acquisition of subsidiaries (Note 21)	0
Cost of production of manufactured products | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Cost of production of manufactured products (Note 6)	941,318	1,089,141	840,609
Cost of production of manufactured products | Fertilizers | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Cost of production of manufactured products (Note 6)	11,469
Cost of production of manufactured products | Sugar, Ethanol and Energy | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Cost of production of manufactured products (Note 6)	450,893	543,176	548,553
Cost of production of manufactured products | Crops | Farming | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Cost of production of manufactured products (Note 6)	67,111	67,821	47,086
Cost of production of manufactured products | Rice | Farming | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Cost of production of manufactured products (Note 6)	185,457	241,734	123,629
Cost of production of manufactured products | Dairy | Farming | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Cost of production of manufactured products (Note 6)	$ 226,388	$ 236,410	$ 121,341